EARNING PER SHARE (Schedule of Basic and Diluted Earning Per Share)(Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 ILS (₪) shares	Dec. 31, 2016 ILS (₪) shares	Dec. 31, 2015 ILS (₪) shares
Basic earnings per share:
Net Income | ₪			₪ 25,023	₪ 10,852	₪ 6,844
Diluted earnings per share:
Profit used to compute diluted earnings per share from continuing operations | ₪			₪ 25,023	₪ 10,852	₪ 6,844
Weighted average number of shares used in computing basic earnings per share from continuing operations		13,240,913	13,240,913	13,240,913	13,090,729
Weighted average number of shares used in computing diluted earnings per share from continuing operations		13,240,913	13,240,913	13,240,913	13,090,729
US Dollars [Member]
Basic earnings per share:
Net Income | $	[1]	$ 7,216
Diluted earnings per share:
Profit used to compute diluted earnings per share from continuing operations | $		$ 7,216
Weighted average number of shares used in computing basic earnings per share from continuing operations	[1]	13,240,913	13,240,913
Weighted average number of shares used in computing diluted earnings per share from continuing operations	[1]	13,240,913	13,240,913

[1]	Convenience Translation into US Dollars.